Commitments and Contingencies - Additional Information - Presentation of Financial Statements (Details) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2018 USD ($) newbuilding	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2021 USD ($)
Loss Contingencies [Line Items]
Net operating cash flow	$ 280,643	$ 305,200	$ 396,473
Working capital deficit	(488,000)
Current portion of long-term debt	$ 554,336	$ 589,767
Number of newbuildings | newbuilding	6
Scenario, Forecast
Loss Contingencies [Line Items]
Anticipated payments for vessels under construction				$ 776,000